Short-term borrowings (Detail Textuals) - Yangquan Commercial Bank Co. Ltd. ("Yangquan") ¥ in Thousands	1 Months Ended
Jul. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Aggregate amount of short term debt	¥ 200,000
Terms of short term debt	one year
Percentage of fixed annual interest rate	5.22%
Short-term borrowing repayment maturity date	Jul. 31, 2018